Inventories (Tables)	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	August 31, 2024	August 31, 2023
Ore stockpile	$4,533	$3,361
Gold in-circuit	837	689
Gold doré	55	52
Total precious metals inventories	5,425	4,102
Supplies	824	859
Total inventories	$6,249	$4,961